Goodwill and Intangible Assets, Net (Details 2)	Jun. 30, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 7,493,975
Acquired Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
2021	1,711,444
2022	1,663,607
2023	1,490,511
2024	1,469,778
2025	813,444
Thereafter	133,797
Total	7,282,581
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
2021	1,325,851
2022	806,012
2023	63,838
2024	63,838
2025	31,977
Thereafter
Total	$ 2,291,516